CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Private placement issuance expenses	$ 35